Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Total	Share Capital	Equity Reserves, Contributed Surplus	Equity Reserves, Foreign Exchange	Retained Earnings	Non-controlling interest
Beginning balance (in shares) at Dec. 31, 2021			90,204,378
Beginning balance at Dec. 31, 2021	$ 395,490	$ 393,057	$ 133,072	$ 12,173	$ (107,083)	$ 354,895	$ 2,433
Income for the year	103,067	101,831				101,831	1,236
Other comprehensive income for the year	29,897	29,709			29,709		188
Comprehensive income	132,964	131,540			29,709	101,831	1,424
Shares issued for: Exercise of options and warrants (in shares)			1,812,558
Shares issued for: Exercise of options and warrants	8,805	8,805	$ 12,618	(3,813)
Settlement of restricted share units (in shares)			37,099
Settlement of restricted share units	(332)	(332)	$ 529	(861)
Settlement of performance share units (in shares)			128,598
Settlement of performance share units	1,836	1,836	$ 1,836
Share-based compensation	3,686	3,686		3,686
Dividends to non-controlling interest	(284)						(284)
Ending balance (in shares) at Dec. 31, 2022			92,182,633
Ending balance at Dec. 31, 2022	542,165	538,592	$ 148,055	11,185	(77,374)	456,726	3,573
Income for the year	94,304	92,804				92,804	1,500
Other comprehensive income for the year	52,656	52,261			52,261		395
Comprehensive income	146,960	145,065			52,261	92,804	1,895
Equity financing, net	104,330	104,330
Shares issued for: Exercise of options and warrants (in shares)			1,333,199
Shares issued for: Exercise of options and warrants	11,158	11,158	$ 15,882	(4,724)
Settlement of restricted share units (in shares)			61,651
Settlement of restricted share units	(476)	(476)	$ 868	(1,344)
Settlement of performance share units (in shares)			160,075
Settlement of performance share units	2,201	2,201	$ 2,201
Share-based compensation	3,380	3,380		3,380
Dividends to non-controlling interest	(387)						(387)
Ending balance (in shares) at Dec. 31, 2023			102,747,558
Ending balance at Dec. 31, 2023	$ 809,331	$ 804,250	$ 271,336	$ 8,497	$ (25,113)	$ 549,530	$ 5,081